LOANS AND ALLOWANCE FOR CREDIT LOSSES - Activity in the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses:
Beginning balance	$ 8,545	$ 8,076
Provision (credit) for credit losses	630	600
Loans charged-off	(445)	(153)
Recoveries	19	22
Ending balance	8,749	8,545
Residential real estate
Allowance for credit losses:
Beginning balance	2,564	2,466
Provision (credit) for credit losses	220	167
Loans charged-off	(63)	(69)
Ending balance	2,721	2,564
HELOCs
Allowance for credit losses:
Beginning balance	104	91
Provision (credit) for credit losses	(33)	13
Ending balance	71	104
Commercial real estate
Allowance for credit losses:
Beginning balance	5,396	5,091
Provision (credit) for credit losses	(41)	305
Ending balance	5,355	5,396
Commercial and industrial
Allowance for credit losses:
Beginning balance	313	275
Provision (credit) for credit losses	264	39
Loans charged-off	(202)	(1)
Ending balance	375	313
Consumer
Allowance for credit losses:
Beginning balance	168	153
Provision (credit) for credit losses	220	76
Loans charged-off	(180)	(83)
Recoveries	19	22
Ending balance	$ 227	$ 168